Submission	Aug. 27, 2024
Submission [Line Items]
Central Index Key	0000856982
Registrant Name	MERIT MEDICAL SYSTEMS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES